Financial Instruments - Summary of Carrying Value of Financial Instruments at Amortized Cost (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Carrying Value Of Financial Instruments At Amortized Cost [Line Items]
Cash and cash equivalents	$ 19,341,756	$ 18,263,389
Amounts receivable	190,612	89,715
Accounts payable and accrued liabilities	3,921,875	2,928,566
Payable to Auritec	5,000,000	0
Loans payable	$ 62,709	$ 142,127